Fair Value Measurements (Schedule Of Fair Value Of Financial Instruments) (Details) - USD ($) $ in Thousands	Jan. 31, 2015	Feb. 01, 2014
Fair Value Disclosures [Abstract]
Long-term debt	$ 199,197	$ 199,010
Long-term Debt, Fair Value	$ 208,000	$ 210,500